UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  August 12, 2009. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			11

"Form13F Information Table Value Total:     $121,164 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
ARIAD PHARMACEUTICALS INC	04033A100 221       138,213SH	SOLE	  138,213
NORTHSTAR RLTY FIN CORP 	66704R100 98  	     34,474sH	SOLE	   34,474
PATRIOT COAL CORP COM		70336T104 2,095	    328,394SH	SOLE	  328,394
OMNITURE INC COM		68212S109 183	     14,600SH	SOLE	   14,600
BGC PARTNERS INC CL A    	05541T101 3,790   1,000,000SH	SOLE    1,000,000
ISHARES TR RUSSELL 2000 INDEX	464287655 5,889     115,296SH	SOLE	  115,296
ISHARES TR S&P 500 INDEX FD	464287200 8,900      96,373SH	SOLE	   96,373
ISHARES TR MSCI EMERGING MKTS	464287234 652        20,244SH	SOLE	   20,244
TR MSCI EAFE INDEX FD 		464287465 99,058  2,162,363SH	SOLE    2,162,363
HAWAIIAN ELEC INDS COM          419870100 146         7,680SH   SOLE        7,680
PG & E CORP COM                 69331C108 132         3,428SH   SOLE        3,428